Note 16 - Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Revenue by primary geographical market:
United States	$26	$443	$41	$990
Europe	6	128	11	160
Asia-Pacific	—	—	—	57
Total	$32	$571	$52	$1,207

Revenue by timing of recognition:
Recognized at a point in time	$6	$245	$26	$370
Recognized over time	26	326	26	837
Total	$32	$571	$52	$1,207

	Twelve months ended December 31,
	2023	2022
Revenue by primary geographical market:
United States	$1,223	$2,471
Europe	184	920
Asia-Pacific	57	256
Total	$1,464	$3,647

Revenue by timing of recognition:
Recognized at a point in time	$477	$1,982
Recognized over time	987	1,665
Total	$1,464	$3,647

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	Six months ended June 30,
	2024	2023
Beginning balance	$—	$987
Revenue recognized that was included in the contract liabilities beginning balance	—	(837)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	74	—
Ending balance	$74	$150

	As of December 31,
	2023	2022
Contract liabilities, current	$—	$987
Total	$—	$987
	Twelve months ended December 31,
	2023	2022
Beginning balance	$987	$2,918
Revenue recognized that was included in the contract liabilities beginning balance	(987)	(1,931)
Ending balance	$—	$987